Foreign Exchange Gain (Loss)	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Foreign Exchange Gain (Loss)	FOREIGN EXCHANGE GAIN (LOSS)

($ millions)	2023	2022
Realized gain on CCS - principal	151.8	63.8
Translation of US dollar long-term debt	16.8	(94.3)
Unrealized gain (loss) on CCS - principal and foreign exchange swaps	(153.6)	4.4
Other	(5.0)	7.3
Foreign exchange gain (loss)	10.0	(18.8)